Schedule of Supplemental Balance Sheet Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating leases
Operating lease right-of-use assets	$ 417	¥ 3,043	¥ 5,633
Operating lease liabilities, current	(345)	(2,516)	(2,407)
Operating lease liabilities, non-current	$ (116)	(850)	(3,366)
Total operating lease liabilities		¥ (3,366)	¥ (5,773)